Defiance Quantum ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 8.1%
Alphabet, Inc. - Class A	83,684	$12,940,894
Baidu, Inc. - ADR (a)(b)	182,966	16,838,361
Koninklijke KPN NV	4,368,998	18,485,946
Nippon Telegraph & Telephone Corporation	16,023,831	15,505,205
Orange SA	1,631,972	21,145,562
		84,915,968

Consumer Discretionary - 2.3%
Alibaba Group Holding, Ltd. - ADR	183,768	24,299,643

Health Care - 1.0%
RadNet, Inc. (a)	202,901	10,088,238

Industrials - 13.6%
ABB, Ltd.	278,379	14,228,085
Airbus SE	99,773	17,543,666
Booz Allen Hamilton Holding Corporation	121,132	12,667,985
Hitachi, Ltd.	620,325	14,344,549
Honeywell International, Inc.	71,387	15,116,197
Lockheed Martin Corporation	32,429	14,486,359
Mitsubishi Electric Corporation	942,611	17,145,258
Northrop Grumman Corporation	34,381	17,603,416
RTX Corporation	139,830	18,521,882
		141,657,397

Information Technology - 74.7%(c)
Accenture PLC - Class A	44,943	14,024,014
Advanced Micro Devices, Inc. (a)	125,637	12,907,945
Alchip Technologies, Ltd.	198,102	16,348,151
Analog Devices, Inc.	75,312	15,188,171
Applied Materials, Inc.	95,553	13,866,651
ASML Holding NV (b)	22,889	15,166,938
Asustek Computer, Inc.	879,316	16,128,407
Cadence Design Systems, Inc. (a)(b)	52,957	13,468,554
Cirrus Logic, Inc. (a)	153,307	15,277,809
Coherent Corporation (a)	157,471	10,226,167
D-Wave Quantum, Inc. (a)(b)	5,068,199	38,518,312
Elastic NV (a)	152,763	13,611,183
Fujitsu, Ltd.	888,330	17,530,171
Global Unichip Corporation	424,991	13,439,968
Hewlett Packard Enterprise Company	746,311	11,515,579
Infineon Technologies AG	471,070	15,466,565
Intel Corporation	812,706	18,456,553
International Business Machines Corporation	71,058	17,669,282
IonQ, Inc. (a)(b)	548,162	12,097,935
Juniper Networks, Inc.	437,327	15,826,864
KLA Corporation	25,203	17,132,999
Lam Research Corporation	209,021	15,195,827
Lattice Semiconductor Corporation (a)	259,530	13,612,349
Marvell Technology, Inc.	146,837	9,040,754
MediaTek, Inc.	393,284	16,464,566
Microchip Technology, Inc.	265,795	12,867,136
Micron Technology, Inc.	160,225	13,921,950
Microsoft Corporation	36,419	13,671,329
MKS Instruments, Inc. (b)	143,993	11,541,039
MongoDB, Inc. (a)	55,020	9,650,508
NEC Corporation	958,405	20,156,371
Nokia Oyj - ADR (b)	3,707,857	19,540,406
NTT Data Group Corporation	828,255	14,851,985
NVE Corporation	187,037	11,921,738
NVIDIA Corporation	117,376	12,721,211
NXP Semiconductors NV	74,380	14,136,663
ON Semiconductor Corporation (a)	240,572	9,788,875
Onto Innovation, Inc. (a)	97,565	11,838,537
Oracle Corporation	91,565	12,801,703
Palantir Technologies, Inc. - Class A (a)	225,509	19,032,960
QUALCOMM, Inc.	102,307	15,715,378
Renesas Electronics Corporation	1,223,158	16,256,697
Reply SpA	98,787	16,091,904
Rigetti Computing, Inc. (a)(b)	2,215,671	17,548,114
Snowflake, Inc. - Class A (a)	95,091	13,898,501
STMicroelectronics NV (b)	622,684	13,674,141
Synopsys, Inc. (a)	31,934	13,694,896
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	84,028	13,948,648
Teradata Corporation (a)	502,048	11,286,039
Teradyne, Inc.	136,038	11,236,739
Texas Instruments, Inc.	85,299	15,328,230
Tower Semiconductor, Ltd. (a)	333,231	11,883,018
Wipro, Ltd. - ADR (b)	4,517,030	13,822,112
		781,008,542
TOTAL COMMON STOCKS (Cost $1,117,728,834)		1,041,969,788

SHORT-TERM INVESTMENTS - 12.3%		Value
Investments Purchased with Proceeds from Securities Lending - 11.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)	120,364,533	120,364,533

Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 4.27% (d)	8,310,325	8,310,325
TOTAL SHORT-TERM INVESTMENTS (Cost $128,674,858)		128,674,858

TOTAL INVESTMENTS - 112.0% (Cost $1,246,403,692)		1,170,644,646
Liabilities in Excess of Other Assets - (12.0)%		(125,730,497)
TOTAL NET ASSETS - 100.0%		$1,044,914,149
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $115,163,628 which represented 11.0% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Defiance Quantum ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,041,969,788	$–	$–	$1,041,969,788
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	120,364,533
Money Market Funds	8,310,325	–	–	8,310,325
Total Investments	$1,050,280,113	$–	$–	$1,170,644,646

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $120,364,533 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.